Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 57,091	€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ (545)	€ 56,546
Result for the year	(60,740)						(60,740)	(59)	(60,799)
Other comprehensive income (loss)	619					619			619
Recognition of share-based payments	6,603	5	382	6,216					6,603
Issue of ordinary shares	108,477	820	107,657						108,477
Equity component of convertible loan	1,146				1,146				1,146
Shares options lapsed				(522)			522
Shares options exercised	1,518	5	1,513	(1,076)			1,076		1,518
Balance at end of period at Dec. 31, 2021	114,714	2,995	398,309	28,443	1,426	430	(316,889)	(604)	114,110
Result for the year	(64,424)						(64,424)	220	(64,204)
Other comprehensive income (loss)	782					782			782
Recognition of share-based payments	2,869			2,869					2,869
Issue of ordinary shares	14,572	375	14,197						14,572
Equity component of convertible loan	(1,482)				€ (1,426)		(56)		(1,482)
Shares options lapsed				(1,817)			1,817
Shares options exercised	34		34	(443)			443		34
Balance at end of period at Dec. 31, 2022	67,065	3,370	412,540	29,052		1,212	(379,109)	(384)	66,681
Result for the year	(28,119)						(28,119)	€ 384	(27,735)
Other comprehensive income (loss)	(1,016)					(395)	(621)		(1,016)
Recognition of share-based payments	3,106			3,106					3,106
Shares options lapsed				(6,280)			6,280
Shares options exercised	354		354	(719)			719		354
Balance at end of period at Dec. 31, 2023	€ 41,390	€ 3,370	€ 412,894	€ 25,159		€ 817	€ (400,850)		€ 41,390